S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 28, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor

2,800,000 MLAC Class B Ordinary Shares, of which 1,600,000 shares (the”Sponsor Earnout Shares”) shall be held in escrow and shall vest and be released from escrow, in the amounts specified below, upon Pubco meeting the milestones specified below:

$25,000 paid to purchase the 7,187,500 MLAC Class B Ordinary Shares (of which 4,387,500 shares will be forfeited upon the Closing).
(i) Upon the occurrence of Triggering Event I, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor;
(ii) Upon the occurrence of Triggering Event II, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor; and
(iii) Upon the occurrence of Triggering Event III, 533,334 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor.

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor	Additional MLAC Class A Ordinary Shares and/or cash	Amounts outstanding at the Closing under any MLAC Working Capital Loan will be repaid, at the lender’s option, in either cash or by the issuance of MLAC Class A Ordinary Shares at $10.00 per share.

SPAC Sponsor, Controlling Persons [Table Text Block]	The shares held by the Sponsor are beneficially owned by Mr. Grinberg, MLAC’s Chief Executive Officer, and Mr. Horlick, MLAC’s Chief Financial Officer, as managing members of the Sponsor, who have voting and dispositive power over the shares held by the Sponsor.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Persons Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
MLAC Founder Shares (and the shares of Pubco Class A Stock received by the Sponsor in exchange therefore in the MLAC Merger) and shares of Pubco Class A Stock received by Seller	The Sponsor and Seller

The earlier of (i) the Anniversary Release; provided, that if the VWAP of Pubco Class A Stock equals or exceeds $12.50 per share for any 20 consecutive trading days following the Closing, the Anniversary Release will be deemed to occur at 11:59 p.m. New York City time on such 20th consecutive trading day and (ii) the date on which Pubco consummates a liquidation, merger, share exchange, reorganization or other similar transaction after the Closing which results in all of Pubco’s shareholders having the right to exchange their shares of Pubco Stock for cash, securities or other property.

Transfers permitted (a) to MLAC’s or Pubco’s officers or directors, any current or future affiliates or family members of any of such officers or directors, any equity holders of such person, any current or future affiliates of such person or as a gift to a charitable organization, (b) in the case of an individual, by gift to a member of one of the members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, a current or future affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of jurisdiction of formation of such person or such person’s governing documents upon its dissolution; (f) transfers to satisfy any U.S. federal, state, or local income tax obligations of Holder (or its direct or indirect owners) to the extent necessary to cover any tax liability as a direct result of the Transactions, or (g) in the form of a pledge of Restricted Securities (as

Subject Securities	Persons Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions

defined therein) in a bona fide transaction as collateral to secure obligations pursuant to lending or other financing arrangements between a holder (or its affiliates), on the one hand, and a third party, on the other hand, for the benefit of such holder and/or its affiliates; provided, however, that during the lock-up period such third party shall not be permitted to foreclose upon such Restricted Securities or otherwise be entitled to enforce its rights or remedies with respect to the Restricted Securities, including, without limitation, the right to vote, transfer or take title to or ownership of such Restricted Securities; provided, however, that these permitted transferees must enter into a written agreement agreeing to be bound by these same transfer restrictions.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation/Title
Paul Grinberg	Axos Financial	Financial Services and	Chairman
Banking
	PG Mountain Capital	Consulting	President
	TRAK America	Business Solutions	Director
Provider
	Mountain Lake	SPAC	Chief Executive Officer,
	Acquisition Corp II		Chairman and Director
	CoinShares PLC	Asset Manager	Director
Douglas Horlick	Estancia Consulting	Consulting	Founder
	Mountain Lake	SPAC	Chief Financial Officer
	Acquisition Corp II		and Director
Michael Marquez	Morado Ventures	Venture Capital	Co-Founder/General Partner
	E12 Ventures	Venture Capital	Co-Founder/General Partner
Jaime W. Vieser	Brushwood LLC	Investments	Chief Executive Officer
	Alaunos Therapeutics, Inc.	Healthcare	Director